Equity - Other Equity Instruments (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Instruments [Roll Forward]
Premium of tender offer	€ (1)		€ (1)	€ 61
Telefonica Europe, B.V.
Equity Instruments [Roll Forward]
Amount repurchased	(129)	€ (621)
Retained earnings
Equity Instruments [Roll Forward]
Payments on undated deeply subordinated securities			201	263	€ 335
Term debt | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			7,550
Carrying value of deeply subordinated securities, ending balance	7,550		7,550	7,550
Exercisable from issuer in 2028 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			750
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 750		€ 750	750
Exercisable from issuer in 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.875%		2.875%
Exercisable from issuer in 2029 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 1,000
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 1,000		€ 1,000	1,000
Exercisable from issuer in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.376%		2.376%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 500
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 500		€ 500	500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.502%		2.502%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 500
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 500		€ 500	500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.875%		2.875%
Exercisable from issuer in 2025 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 1,300
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 1,300		€ 1,300	1,300
Exercisable from issuer in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	4.375%		4.375%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 824
Tender Offer			824
Amount repurchased			(74)
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 750		€ 750	824
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	3.00%		3.00%
Exercisable from issuer in 2026, issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 1,000
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 1,000		€ 1,000	1,000
Exercisable from issuer in 2026, issued 03/22/18 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	3.875%		3.875%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 676
Tender Offer			676
Amount repurchased			(547)
Redemption			(129)
Carrying value of deeply subordinated securities, ending balance	€ 0		€ 0	676
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.625%		2.625%
Exercisable from issuer in 2024 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 1,000
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 1,000		€ 1,000	1,000
Exercisable from issuer in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	5.875%		5.875%
Subordinated securities, issued February 2021 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 750
Carrying value of deeply subordinated securities, ending balance		€ 750
Undated Deeply Subordinated Securities, Exercisable From Issuer In 2028, Issued 11/23/2022 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance			€ 0
Tender Offer			0
Amount repurchased			0
Redemption			0
Carrying value of deeply subordinated securities, ending balance	€ 750		€ 750	€ 0
Undated Deeply Subordinated Securities, Exercisable From Issuer In 2028, Issued 11/23/2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	7.125%		7.125%